June 15, 2011
ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI  53202-5306
414.271.2400 TEL
414.297.4900 FAX
www.foley.com

WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com EMAIL

CLIENT/MATTER NUMBER
034855-0101

Via Edgar

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 30549

Re:	Lotsoff Capital Management Investment Trust – Preliminary Proxy Materials

Ladies and Gentlemen:

On behalf of Lotsoff Capital Management Investment Trust (the “Company”), we are hereby transmitting for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company’s preliminary notice of special meeting, proxy statement and form of proxy (under the cover page required by Rule 14a-6(m) and Schedule 14A of the Exchange Act) for use in conjunction with a special meeting of shareholders of the Company (the “Special Meeting”).

The only substantive matters to be considered at the Special Meeting are the approval of a new investment advisory agreement for the Company’s sole series, the Lotsoff Capital Management Micro Cap Fund and the election of three trustees.

If you have any questions or comments regarding this filing, please call Peter D. Fetzer at (414) 297-5596.

Very truly yours,

/s/ Peter D. Fetzer
Peter D. Fetzer

Attachments

BOSTON BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.